Accounts Payable and Provisions (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Energy Related Derivative
Short-term Debt [Line Items]
Oil derivative contracts	$ 1.5	$ 10.3